SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accounts Receivable [Table Text Block]
	December 31,	December 31,
	2017	2016
Accounts Receivable	$8,249,457	$5,645,114
Allowance for doubtful accounts	(2,981,705)	(2,625,765)
Accounts Receivable – Net	$5,267,752	$3,019,349
Accounts Receivable-related parties	$4,872,743	$-

Schedule of Allowance for Doubtful Accounts [Table Text Block]
Balance at January 1, 2016	$5,029,107
Increase in allowance for doubtful accounts	826,232
Amounts written off as uncollectible	(2,900,447)
Foreign exchange difference	(329,127)
Balance at December 31, 2016	$2,625,765
Increase in allowance for doubtful accounts	180,305
Foreign exchange difference	175,635
Balance at December 31, 2017	$2,981,705

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
		for	Other	Significant	the year
	As of	Identical	Observable	Unobservable	ended
	December	Liabilities	Inputs	Inputs	December 31,
	31,
	2017	(Level 1)	(Level 2)	(Level 3)	2017
Warrants liability	$-	$-	$-	$-	$3,719
Total recurring fair value measurements					$3,719

	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total Gains
		Markets	Significant		(Losses) for
	As of	for	Other	Significant	the year
	December	Identical	Observable	Unobservable	ended
	31,	Liabilities	Inputs	Inputs	December 31,
	2016	(Level 1)	(Level 2)	(Level 3)	2016
Warrants liability	$3,719	$-	$-	$3,719	$34,175
Total recurring fair value measurements					$34,175

Schedule of Fair Value of Derivative Liability Related to Warrants [Table Text Block]
	Series A	Series B
	Warrants	Warrants
December 31, 2017:
Annual volatility	56.13%	-
Risk-free rate	1.46%	-
Dividend rate	0.00%	-
Contractual term	0.4 years	-
Closing price of ordinary shares	$1.48	$-
Conversion/exercise price	$7.73	$-
December 31, 2016:
Annual volatility	85.43%	-
Risk-free rate	0.96%	-
Dividend rate	0.00%	-
Contractual term	1.4 years	-
Closing price of ordinary shares	$0.72	$-
Conversion/exercise price	$7.73	$-
December 31, 2015:
Annual volatility	89.55%	150.85%
Risk-free rate	1.27%	0.56%
Dividend rate	0.00%	0.00%
Contractual term	2.4 years	0.2 years
Closing price of ordinary shares	$1.68	$1.68
Conversion/exercise price	$7.73	$7.09
Origination:
Annual volatility	88.00%	92.00%
Risk-free rate	1.00%	0.09%
Dividend rate	0.00%	0.00%
Contractual term	3 years	0.5 years
Closing price of ordinary shares	$3.85	$3.85
Conversion/exercise price	$7.73	$7.09

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Level 3 Liabilities
	For the Year Ended December 31, 2017
	January 1,		Change in Fair	December 31,
	2017	Settlements	Value	2017
Warrants liability (see Note 16)	$3,719	$-	$(3,719)	$-

	Level 3 Liabilities
	For the Year Ended December 31, 2016
	January 1,		Change in Fair	December 31,
	2016	Settlements	Value	2016
Warrants liability (see Note 16)	$1,156,386	$(1,118,492)	$(34,175)	$3,719

	Level 3 Liabilities
	For the Year Ended December 31, 2015
	January 1,			Change in Fair	December 31,
	2015	Issuances	Settlements	Value	2015
Warrants liability (see Note 16)	$-	$4,982,694	$(9,484,295)	$5,657,987	$1,156,386

Fair Value, Liabilities Measured on Nonrecurring Basis [Table Text Block]
	Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		Losses from impairment
	As of	for	Other	Significant	for the year
	December	Identical	Observable	Unobservable	ended
	31,	Liabilities	Inputs	Inputs	December 31,
	2016	(Level 1)	(Level 2)	(Level 3)	2016
Goodwill	$-	$-	$-	$-	$(4,442,367)
Total non-recurring fair value measurements					$(4,442,367)

Fair Value Measurements, Nonrecurring [Table Text Block]
Fair Value
	as of	Valuation	Unobservable
	December 31, 2016	Techniques	Inputs	Range

		Discounted	Profit after tax
Goodwill	$-	cash flow	Annual Growth	(125) %- 142%
			Discount rate	22.57%

Schedule of Estimated Useful Lives Property, Plant and Equipment [Table Text Block]
Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Schedule of Intangible Assets Estimated Useful Lives [Table Text Block]
Software development costs	3 - 5 years
Trademarks	5 years

Schedule of Exchange Rates [Table Text Block]
	December 31,	December 31,
	2017	2016
Year-end RMB to US$ exchange rate	6.5084	6.9437
Average yearly RMB to US$ exchange rate	6.7561	6.6403